Investment in Associates and Joint Ventures - Summary of Financial Information of Material Associate Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Non-current assets	$ 2,377	$ 2,147	$ 1,966
Current assets	1,376	863	796
Current liabilities	(1,370)	(1,280)	(1,150)
Non-current liabilities	(3,460)	(3,031)	(2,758)
Net assets	(1,077)	(1,301)	(1,146)
Revenue	4,337	4,075	3,912
Profit/(loss) for the period	352	541	$ 459
Barclay associate [member]
Disclosure of associates [line items]
Non-current assets	529	540
Current assets	70	41
Current liabilities	(17)	(19)
Non-current liabilities	(319)	(287)
Net assets	263	275
Revenue	103	90
Profit/(loss) for the period	(13)	(16)
Group's share of loss for the period, including the cost of funding owner returns	(8)	(4)
Barclay associate [member] | Group share of reported net assets at 19.9% [member]
Disclosure of associates [line items]
Net assets	52	55
Adjustments to reflect capitalised costs, and additional rights and obligations under the shareholder agreement	7	10
Carrying amount	$ 59	$ 65